Balance Sheets (Parenthetical) - annual (Annual Member, USD $)	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock Shares Par Value	$ 0.001	$ 0.001
Preferred Stock Shares Authorized	10,000,000	10,000,000
Preferred Stock Shares Issued	3,489,647	2,989,647
Preferred Stock Shares Outstanding	3,489,647	2,989,647
Common Stock Shares Par Value	$ 0.001	$ 0.001
Common Stock Shares Authorized	950,000,000	950,000,000
Common Stock Shares Issued	222,399,749	170,421,178
Common Stock Shares Outstanding	222,399,749	170,421,178